UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/07

ITEM 1.           REPORT TO STOCKHOLDERS

OCTOBER 31, 2007

Semiannual Report
to Shareholders

Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares Fund #250

Government Cash Managed Shares Fund #254

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2007 to October 31, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2007
Actual Portfolio Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/07	$ 1,025.80	$ 1,024.60
Expenses Paid per $1,000*	$ .97	$ 2.19
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/07	$ 1,024.18	$ 1,022.97
Expenses Paid per $1,000*	$ .97	$ 2.19
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios
DWS Government Cash Institutional Shares	.19%
Government Cash Managed Shares	.43%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Government & Agency Securities Portfolio

Asset Allocation	10/31/07	4/30/07

Repurchase Agreements	53%	83%
Agencies Not Backed by the Full Faith and Credit of the US Government	45%	15%
Agencies Backed by the Full Faith and Credit of the US Government	2%	2%
	100%	100%
Weighted Average Maturity	10/31/07	4/30/07

Cash Account Trust — Government & Agency Securities Portfolio	39 days	32 days
Government & Agencies Retail Money Fund Average*	34 days	33 days
* The Portfolio is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 5-7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Investment Portfolio as of October 31, 2007 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 45.2%
Federal Home Loan Bank:
4.43%*, 3/24/2008	75,000,000	73,671,000
4.72%*, 12/12/2007	80,305,000	79,873,316
4.804%**, 4/30/2009	32,000,000	32,000,000
4.88%*, 2/25/2008	32,215,000	31,708,437
5.236%**, 2/11/2009	250,000,000	250,070,522
5.36%**, 8/21/2008	120,000,000	120,070,985
5.427%**, 3/20/2008	55,000,000	54,986,074
5.544%**, 9/17/2008	350,000,000	349,855,781
Federal Home Loan Mortgage Corp.:
4.34%*, 4/21/2008	140,000,000	137,097,022
4.36%*, 6/27/2008	15,000,000	14,565,817
4.43%*, 3/24/2008	49,360,000	48,485,341
4.62%*, 3/17/2008	65,000,000	63,857,191
4.63%*, 3/17/2008	100,000,000	98,238,028
Federal National Mortgage Association:
4.62%*, 3/12/2008	109,728,000	107,869,208
4.7%*, 12/28/2007	120,000,000	119,107,000
5.038%**, 12/28/2007	160,000,000	159,986,924
5.04%*, 1/23/2008	35,000,000	34,593,300
5.06%*, 1/23/2008	77,741,000	76,834,065
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $1,852,870,011)		1,852,870,011

Agencies Backed by the Full Faith and Credit of the US Government 1.5%
Hainan Airlines:
Series 2001-3, 5.621%**, 12/15/2007	21,117,917	21,117,917
Series 2001-1, 5.694%**, 12/15/2007	21,117,918	21,117,918
Series 2001-2, 5.694%**, 12/15/2007	20,801,072	20,801,072
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $63,036,907)		63,036,907

Repurchase Agreements 53.2%
Banc of America Securities LLC, 4.77%, dated 10/17/2007, to be repurchased at $191,787,425 on 12/27/2007 (a)	190,000,000	190,000,000
Credit Suisse Securities (USA) LLC, 4.96%, dated 10/31/2007, to be repurchased at $209,532,464 on 11/1/2007 (b)	209,503,599	209,503,599
Greenwich Capital Markets, Inc., 4.97%, dated 10/31/2007, to be repurchased at $800,110,444 on 11/1/2007 (c)	800,000,000	800,000,000
JPMorgan Securities, Inc., 4.96%, dated 10/31/2007, to be repurchased at $285,046,399 on 11/1/2007 (d)	285,007,131	285,007,131
The Bear Stearns & Co., Inc., 4.97%, dated 10/31/2007, to be repurchased at $700,096,639 on 11/1/2007 (e)	700,000,000	700,000,000
Total Repurchase Agreements (Cost $2,184,510,730)		2,184,510,730
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,100,417,648)+	99.9	4,100,417,648
Other Assets and Liabilities, Net	0.1	4,266,496
Net Assets	100.0	4,104,684,144
* Annualized yield at the time of purchase; not a coupon rate.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2007.
+ The cost for federal income tax purposes was $4,100,417,648.
(a) Collateralized by $199,520,931 Federal Home Loan Mortgage Corp., 5.0%, maturing on 7/1/2035 with a value of $193,800,000.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
117,493,050	Federal Home Loan Mortgage Corp.	4.0-7.0	6/1/2019- 6/1/2037	117,377,180
96,288,297	Federal National Mortgage Association	4.5-6.5	6/1/2015- 4/1/2037	96,320,979
Total Collateral Value				$ 213,698,159

The accompanying notes are an integral part of the financial statements.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,515,719	Federal Home Loan Mortgage Corp. — Principal Only	—	4/15/2036- 5/15/2036	19,137,604
699,344,277	Federal Home Loan Mortgage Corp.	4.5-9.45	12/15/2013- 8/15/2037	696,552,884
98,035,700	Federal National Mortgage Association	4.1-7.72	1/25/2018- 8/25/2037	96,437,883
4,802,627	Federal National Mortgage Association. — Principal Only	—	7/25/2036	3,875,789
Total Collateral Value				$ 816,004,160
(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
143,439,357	Government National Mortgage Association	2.21-6.18	4/16/2017- 12/16/2045	141,381,893
143,517,062	Federal National Mortgage Association	4.5-10.53	5/25/2011- 3/25/2047	149,327,983
Total Collateral Value				$ 290,709,876
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
88,314,945	Government National Mortgage Association	5.4-5.5	5/20/2036- 3/20/2037	88,724,812
415,124,243	Federal Home Loan Mortgage Corp.	4.5-6.0	5/15/2016- 7/15/2037	423,981,793
199,633,178	Federal National Mortgage Association	5.5-6.0	12/25/2035- 8/25/2037	201,298,105
Total Collateral Value				$ 714,004,710

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Government & Agency Securities Portfolio

Statement of Assets and Liabilities as of October 31, 2007 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 1,915,906,918
Repurchase agreements, valued at amortized cost	2,184,510,730
Total investments, valued at amortized cost	4,100,417,648
Cash	7
Interest receivable	9,879,690
Receivable for Portfolio shares sold	1,333,759
Other assets	116,230
Total assets	4,111,747,334
Liabilities
Dividends payable	2,463,551
Payable for Portfolio shares redeemed	82,584
Accrued management fee	504,876
Other accrued expenses and payables	4,012,179
Total liabilities	7,063,190
Net assets, at value	$ 4,104,684,144
Net Assets Consist of
Distributions in excess of net investment income	(27,097)
Accumulated net realized gain (loss)	638
Paid-in capital	4,104,710,603
Net assets, at value	$ 4,104,684,144
Statement of Assets and Liabilities as of October 31, 2007 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($166,718,985 ÷ 166,718,789 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($60,642,108 ÷ 60,641,527 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($23,799,905 ÷ 23,799,653 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($457,729,317 ÷ 457,736,180 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($750,782,672 ÷ 750,796,706 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($403,877,580 ÷ 403,885,328 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($2,136,403,472 ÷ 2,136,385,193 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($104,730,105 ÷ 104,729,478 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2007 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 89,516,908
Expenses: Management fee	2,724,525
Services to shareholders	3,686,953
Custodian fees	50,207
Distribution and service fees	5,955,272
Professional fees	65,655
Trustees' fees and expenses	39,953
Reports to shareholders	332,349
Registration fees	53,169
Other	38,930
Total expenses before expense reductions	12,947,013
Expense reductions	(227,011)
Total expenses after expense reductions	12,720,002
Net investment income	76,796,906
Net realized gain (loss) from investments	638
Net increase (decrease) in net assets resulting from operations	$ 76,797,544

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
Operations: Net investment income	$ 76,796,906	$ 103,094,319
Net realized gain (loss)	638	5,907
Net increase in net assets resulting from operations	76,797,544	103,100,226
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,499,167)	(3,373,477)
Davidson Cash Equivalent Shares	(1,897,451)	(10,319,684)
Davidson Cash Equivalent Plus Shares	(612,034)	(4,608,222)
DWS Government & Agency Money Fund	(11,274,363)	(2,608,604)
DWS Government Cash Institutional Shares	(11,247,822)	(3,295,409)
Government Cash Managed Shares	(5,691,481)	(1,377,137)
Premier Money Market Shares	(41,982,190)	(75,307,685)
Service Shares	(1,592,397)	(2,204,101)
Portfolio share transactions: Proceeds from shares sold	3,956,819,936	2,616,410,193
Reinvestment of distributions	69,015,258	101,980,924
Cost of shares redeemed	(2,819,632,200)	(3,185,136,635)
Net assets acquired in tax-free reorganization	—	879,340,120
Net increase (decrease) in net assets from Portfolio share transactions	1,206,202,994	412,594,602
Increase (decrease) in net assets	1,206,203,633	412,600,509
Net assets at beginning of period	2,898,480,511	2,485,880,002
Net assets at end of period (including distributions in excess of net investment income of $27,097 and $27,098, respectively)	$ 4,104,684,144	$ 2,898,480,511

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio DWS Government Cash Institutional Shares
	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.026	.010
Less distributions from net investment income	(.026)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[c]	2.58**	1.04**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	751	325
Ratio of expenses before expense reductions (%)	.20*	.24*
Ratio of expenses after expense reductions (%)	.19*	.23*
Ratio of net investment income (%)	5.07*	5.12*
[a] For the six months ended October 31, 2007 (Unaudited).
[b] For the period from February 16, 2007 (commencement of operations) to April 30, 2007.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Government & Agency Securities Portfolio Government Cash Managed Shares
	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.024	.010
Less distributions from net investment income	(.024)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[c]	2.46**	.99**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	404	137
Ratio of expenses before expense reductions (%)	.44*	.47*
Ratio of expenses after expense reductions (%)	.43*	.46*
Ratio of net investment income (%)	4.83*	4.89*
[a] For the six months ended October 31, 2007 (Unaudited).
[b] For the period from February 16, 2007 (commencement of operations) to April 30, 2007.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Portfolio Summary

Government & Agency Securities Portfolio

Asset Allocation	10/31/07	4/30/07

Repurchase Agreements	53%	83%
Agencies Not Backed by the Full Faith and Credit of the US Government	45%	15%
Agencies Backed by the Full Faith and Credit of the US Government	2%	2%
	100%	100%
Weighted Average Maturity	10/31/07	4/30/07

Cash Account Trust — Government & Agency Securities Portfolio	39 days	32 days
Government & Agencies Retail Money Fund Average*	34 days	33 days
* The Portfolio is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 5-7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Investment Portfolio as of October 31, 2007 (Unaudited)

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 45.2%
Federal Home Loan Bank:
4.43%*, 3/24/2008	75,000,000	73,671,000
4.72%*, 12/12/2007	80,305,000	79,873,316
4.804%**, 4/30/2009	32,000,000	32,000,000
4.88%*, 2/25/2008	32,215,000	31,708,437
5.236%**, 2/11/2009	250,000,000	250,070,522
5.36%**, 8/21/2008	120,000,000	120,070,985
5.427%**, 3/20/2008	55,000,000	54,986,074
5.544%**, 9/17/2008	350,000,000	349,855,781
Federal Home Loan Mortgage Corp.:
4.34%*, 4/21/2008	140,000,000	137,097,022
4.36%*, 6/27/2008	15,000,000	14,565,817
4.43%*, 3/24/2008	49,360,000	48,485,341
4.62%*, 3/17/2008	65,000,000	63,857,191
4.63%*, 3/17/2008	100,000,000	98,238,028
Federal National Mortgage Association:
4.62%*, 3/12/2008	109,728,000	107,869,208
4.7%*, 12/28/2007	120,000,000	119,107,000
5.038%**, 12/28/2007	160,000,000	159,986,924
5.04%*, 1/23/2008	35,000,000	34,593,300
5.06%*, 1/23/2008	77,741,000	76,834,065
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $1,852,870,011)		1,852,870,011

Agencies Backed by the Full Faith and Credit of the US Government 1.5%
Hainan Airlines:
Series 2001-3, 5.621%**, 12/15/2007	21,117,917	21,117,917
Series 2001-1, 5.694%**, 12/15/2007	21,117,918	21,117,918
Series 2001-2, 5.694%**, 12/15/2007	20,801,072	20,801,072
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $63,036,907)		63,036,907

Repurchase Agreements 53.2%
Banc of America Securities LLC, 4.77%, dated 10/17/2007, to be repurchased at $191,787,425 on 12/27/2007 (a)	190,000,000	190,000,000
Credit Suisse Securities (USA) LLC, 4.96%, dated 10/31/2007, to be repurchased at $209,532,464 on 11/1/2007 (b)	209,503,599	209,503,599
Greenwich Capital Markets, Inc., 4.97%, dated 10/31/2007, to be repurchased at $800,110,444 on 11/1/2007 (c)	800,000,000	800,000,000
JPMorgan Securities, Inc., 4.96%, dated 10/31/2007, to be repurchased at $285,046,399 on 11/1/2007 (d)	285,007,131	285,007,131
The Bear Stearns & Co., Inc., 4.97%, dated 10/31/2007, to be repurchased at $700,096,639 on 11/1/2007 (e)	700,000,000	700,000,000
Total Repurchase Agreements (Cost $2,184,510,730)		2,184,510,730
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,100,417,648)+	99.9	4,100,417,648
Other Assets and Liabilities, Net	0.1	4,266,496
Net Assets	100.0	4,104,684,144
* Annualized yield at the time of purchase; not a coupon rate.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2007.
+ The cost for federal income tax purposes was $4,100,417,648.
(a) Collateralized by $199,520,931 Federal Home Loan Mortgage Corp., 5.0%, maturing on 7/1/2035 with a value of $193,800,000.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
117,493,050	Federal Home Loan Mortgage Corp.	4.0-7.0	6/1/2019- 6/1/2037	117,377,180
96,288,297	Federal National Mortgage Association	4.5-6.5	6/1/2015- 4/1/2037	96,320,979
Total Collateral Value				$ 213,698,159
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,515,719	Federal Home Loan Mortgage Corp. — Principal Only	—	4/15/2036- 5/15/2036	19,137,604
699,344,277	Federal Home Loan Mortgage Corp.	4.5-9.45	12/15/2013- 8/15/2037	696,552,884
98,035,700	Federal National Mortgage Association	4.1-7.72	1/25/2018- 8/25/2037	96,437,883
4,802,627	Federal National Mortgage Association. — Principal Only	—	7/25/2036	3,875,789
Total Collateral Value				$ 816,004,160
(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
143,439,357	Government National Mortgage Association	2.21-6.18	4/16/2017- 12/16/2045	141,381,893
143,517,062	Federal National Mortgage Association	4.5-10.53	5/25/2011- 3/25/2047	149,327,983
Total Collateral Value				$ 290,709,876
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
88,314,945	Government National Mortgage Association	5.4-5.5	5/20/2036- 3/20/2037	88,724,812
415,124,243	Federal Home Loan Mortgage Corp.	4.5-6.0	5/15/2016- 7/15/2037	423,981,793
199,633,178	Federal National Mortgage Association	5.5-6.0	12/25/2035- 8/25/2037	201,298,105
Total Collateral Value				$ 714,004,710

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Government & Agency Securities Portfolio

Statement of Assets and Liabilities as of October 31, 2007 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 1,915,906,918
Repurchase agreements, valued at amortized cost	2,184,510,730
Total investments, valued at amortized cost	4,100,417,648
Cash	7
Interest receivable	9,879,690
Receivable for Portfolio shares sold	1,333,759
Other assets	116,230
Total assets	4,111,747,334
Liabilities
Dividends payable	2,463,551
Payable for Portfolio shares redeemed	82,584
Accrued management fee	504,876
Other accrued expenses and payables	4,012,179
Total liabilities	7,063,190
Net assets, at value	$ 4,104,684,144
Net Assets Consist of
Distributions in excess of net investment income	(27,097)
Accumulated net realized gain (loss)	638
Paid-in capital	4,104,710,603
Net assets, at value	$ 4,104,684,144

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2007 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($166,718,985 ÷ 166,718,789 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($60,642,108 ÷ 60,641,527 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($23,799,905 ÷ 23,799,653 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($457,729,317 ÷ 457,736,180 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($750,782,672 ÷ 750,796,706 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($403,877,580 ÷ 403,885,328 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($2,136,403,472 ÷ 2,136,385,193 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($104,730,105 ÷ 104,729,478 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2007 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 89,516,908
Expenses: Management fee	2,724,525
Services to shareholders	3,686,953
Custodian fees	50,207
Distribution and service fees	5,955,272
Professional fees	65,655
Trustees' fees and expenses	39,953
Reports to shareholders	332,349
Registration fees	53,169
Other	38,930
Total expenses before expense reductions	12,947,013
Expense reductions	(227,011)
Total expenses after expense reductions	12,720,002
Net investment income	76,796,906
Net realized gain (loss) from investments	638
Net increase (decrease) in net assets resulting from operations	$ 76,797,544

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
Operations: Net investment income	$ 76,796,906	$ 103,094,319
Net realized gain (loss)	638	5,907
Net increase in net assets resulting from operations	76,797,544	103,100,226
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,499,167)	(3,373,477)
Davidson Cash Equivalent Shares	(1,897,451)	(10,319,684)
Davidson Cash Equivalent Plus Shares	(612,034)	(4,608,222)
DWS Government & Agency Money Fund	(11,274,363)	(2,608,604)
DWS Government Cash Institutional Shares	(11,247,822)	(3,295,409)
Government Cash Managed Shares	(5,691,481)	(1,377,137)
Premier Money Market Shares	(41,982,190)	(75,307,685)
Service Shares	(1,592,397)	(2,204,101)
Portfolio share transactions: Proceeds from shares sold	3,956,819,936	2,616,410,193
Reinvestment of distributions	69,015,258	101,980,924
Cost of shares redeemed	(2,819,632,200)	(3,185,136,635)
Net assets acquired in tax-free reorganization	—	879,340,120
Net increase (decrease) in net assets from Portfolio share transactions	1,206,202,994	412,594,602
Increase (decrease) in net assets	1,206,203,633	412,600,509
Net assets at beginning of period	2,898,480,511	2,485,880,002
Net assets at end of period (including distributions in excess of net investment income of $27,097 and $27,098, respectively)	$ 4,104,684,144	$ 2,898,480,511

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio DWS Government Cash Institutional Shares
	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.026	.010
Less distributions from net investment income	(.026)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[c]	2.58**	1.04**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	751	325
Ratio of expenses before expense reductions (%)	.20*	.24*
Ratio of expenses after expense reductions (%)	.19*	.23*
Ratio of net investment income (%)	5.07*	5.12*
[a] For the six months ended October 31, 2007 (Unaudited).
[b] For the period from February 16, 2007 (commencement of operations) to April 30, 2007.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Government & Agency Securities Portfolio Government Cash Managed Shares
	2007[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.024	.010
Less distributions from net investment income	(.024)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[c]	2.46**	.99**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	404	137
Ratio of expenses before expense reductions (%)	.44*	.47*
Ratio of expenses after expense reductions (%)	.43*	.46*
Ratio of net investment income (%)	4.83*	4.89*
[a] For the six months ended October 31, 2007 (Unaudited).
[b] For the period from February 16, 2007 (commencement of operations) to April 30, 2007.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Money Market Portfolio and Tax-Exempt Portfolio are presented in separate annual reports.

Government & Agency Securities Portfolio (the "Portfolio") offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares, Premier Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio's financial statements.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

For the period from February 16, 2007 through March 18, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain total operating expenses at 0.23% and 0.46%, respectively, of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

In addition, for the period from February 16, 2007 through March 16, 2010, the Advisor has agreed to contractually reduce its management fee on the Portfolio such that the annual payable is limited to 0.15% of the Portfolio's average daily net assets.

Accordingly, for the six months ended October 31, 2007, the Advisor waived a portion of its management fee on the Portfolio aggregating $170,283 and the amount charged aggregated $2,554,242.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended October 31, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2007
Capital Assets Funds Shares	$ 135,243	$ —	$ 69,621
Davidson Cash Equivalent Shares	109,690	—	56,132
Davidson Cash Equivalent Plus Shares	28,368	—	8,417
DWS Government & Agency Money Fund	195,914	—	52,662
DWS Government Cash Institutional Shares	6,100	—	11,763
Government Cash Managed Shares	113,878	—	75,433
Premier Money Market Shares	2,943,027	—	1,702,694
Service Shares	82,888	2,089	43,099

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2007, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 194,379	$ 49,454.33%		.33%
Davidson Cash Equivalent Shares	132,167	15,912.30%		.30%
Davidson Cash Equivalent Plus Shares	34,474	4,794.25%		.25%
Premier Money Market Shares	2,452,523	457,401.25%		.25%
Service Shares	226,058	56,512.60%		.60%

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2007, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 147,257	$ 36,644.25%		.25%
Davidson Cash Equivalent Shares	110,139	16,643.25%		.25%
Davidson Cash Equivalent Plus Shares	27,579	3,939.20%		.20%
Government Cash Managed Shares	178,173	50,136.15%		.15%
Premier Money Market Shares	2,452,523	466,667.25%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended October 31, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at October 31, 2007
Government & Agency Securities Portfolio	37,451	4,963

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

For the six months ended October 31, 2007, the Advisor has agreed to reimburse the Portfolio the following amount, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount ($)
Government & Agency Securities Portfolio	12,246

In addition, the Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended October 31, 2007, the Portfolio's custodian fees were reduced as follows:

Portfolio	Custody Credits	Transfer Agent Credits
Government & Agency Securities Portfolio	$ 576	$ 41,817

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	568,339,132	$ 568,339,132	764,895,842	$ 764,895,842
Davidson Cash Equivalent Shares	3,366,911	3,366,911	289,027,007	289,027,007
Davidson Cash Equivalent Plus Shares	57,656,222	57,656,222	188,579,892	188,579,892
DWS Government & Agency Money Fund	179,223,731	179,223,731	46,932,067*	46,932,067*
DWS Government Cash Institutional Shares	1,528,276,592	1,528,276,592	155,124,434**	155,124,434**
Government Cash Managed Shares	508,981,523	508,981,523	81,526,366**	81,526,366**
Premier Money Market Shares	861,920,401	861,920,401	851,398,433	851,398,433
Service Shares	249,055,424	249,055,424	238,926,152	238,926,152
		$ 3,956,819,936		$ 2,616,410,193
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,496,539	$ 2,496,539	3,383,964	$ 3,383,964
Davidson Cash Equivalent Shares	1,897,895	1,897,895	10,365,556	10,365,556
Davidson Cash Equivalent Plus Shares	612,527	612,527	4,630,771	4,630,771
DWS Government & Agency Money Fund	10,938,522	10,938,522	2,241,177*	2,241,177*
DWS Government Cash Institutional Shares	9,007,582	9,007,582	3,263,693**	3,263,693**
Government Cash Managed Shares	486,430	486,430	157,529**	157,529**
Premier Money Market Shares	41,980,189	41,980,189	75,724,478	75,724,478
Service Shares	1,595,574	1,595,574	2,213,756	2,213,756
		$ 69,015,258		$ 101,980,924
Shares redeemed
Capital Assets Funds Shares	(480,091,076)	$ (480,091,076)	(755,672,325)	$ (755,672,325)
Davidson Cash Equivalent Shares	(79,973,470)	(79,973,470)	(389,128,291)	(389,128,291)
Davidson Cash Equivalent Plus Shares	(70,492,062)	(70,492,062)	(262,908,241)	(262,908,241)
DWS Government & Agency Money Fund	(168,529,969)	(168,529,969)	(51,927,727)*	(51,927,727)*
DWS Government Cash Institutional Shares	(1,111,677,136)	(1,111,677,136)	(131,821,687)**	(131,821,687)**
Government Cash Managed Shares	(242,170,095)	(242,170,095)	(86,983,831)**	(86,983,831)**
Premier Money Market Shares	(467,750,506)	(467,750,506)	(1,273,254,829)	(1,273,254,556)
Service Shares	(198,947,886)	(198,947,886)	(233,439,977)	(233,439,977)
		$ (2,819,632,200)		$ (3,185,136,635)
Shares acquired in tax-free reorganization
DWS Government & Agency Money Fund	—	$ —	438,858,379*	$ 438,851,445*
DWS Government Cash Institutional Shares	—	—	298,623,228**	298,609,079**
Government Cash Managed Shares	—	—	141,887,406**	141,879,596**
		$ —		$ 879,340,120
Net increase (decrease)
Capital Assets Funds Shares	90,744,595	$ 90,744,595	12,607,481	$ 12,607,481
Davidson Cash Equivalent Shares	(74,708,664)	(74,708,664)	(89,735,728)	(89,735,728)
Davidson Cash Equivalent Plus Shares	(12,223,313)	(12,223,313)	(69,697,578)	(69,697,578)
DWS Government & Agency Money Fund	21,632,284	21,632,284	436,103,896*	436,096,962*
DWS Government Cash Institutional Shares	425,607,038	425,607,038	325,189,668**	325,175,519**
Government Cash Managed Shares	267,297,858	267,297,858	136,587,470**	136,579,660**
Premier Money Market Shares	436,150,084	436,150,084	(346,131,918)	(346,131,645)
Service Shares	51,703,112	51,703,112	7,699,931	7,699,931
		$ 1,206,202,994		$ 412,594,602
* For the period from March 19, 2007 (commencement of operations) to April 30, 2007.
** For the period from February 16, 2007 (commencement of operations) to April 30, 2007.

6. Acquisition of Assets

On February 16, 2007, Cash Account Trust: Government & Agency Securities Portfolio acquired all of the net assets of Investors Cash Trust: Government & Agency Securities Portfolio pursuant to an agreement and plan of reorganization approved by shareholders on January 25, 2007. The acquisition was accomplished by a tax-free exchange of 217,331,694 Service Shares and 81,291,534 DWS Government Cash Institutional Shares, respectively, of Investors Cash Trust: Government & Agency Securities Portfolio for 298,623,228 DWS Government Cash Institutional Shares of Cash Account Trust: Government & Agency Securities Portfolio, and 141,887,406 Government Cash Managed Shares of Investors Cash Trust: Government & Agency Securities Portfolio for 141,887,406 Government Cash Managed Shares of Cash Account Trust: Government & Agency Securities Portfolio outstanding on February 16, 2007. Investors Cash Trust Government & Agency Securities Portfolio's net assets at that date of $440,488,675 were combined with those of Cash Account Trust: Government & Agency Securities Portfolio. The aggregate net assets of Cash Account Trust: Government & Agency Securities immediately before the acquisition were $2,121,296,000. The combined net assets of Cash Account Trust: Government & Agency Securities Portfolio immediately following the acquisition were $2,561,784,675.

On March 19, 2007, Cash Account Trust: Government & Agency Securities Portfolio acquired all of the net assets of DWS Government & Agency Money Fund pursuant to an agreement and plan of reorganization approved by shareholders on January 25, 2007. The acquisition was accomplished by a tax-free exchange of 438,858,379 shares of DWS Government & Agency Money Fund for 438,858,379 DWS Government & Agency Money Fund shares of Cash Account Trust: Government & Agency Securities Portfolio outstanding on March 19, 2007. DWS Government & Agency Money Fund's net assets at that date of $438,851,445 were combined with those of Cash Account Trust: Government & Agency Securities Portfolio. The aggregate net assets of Cash Account Trust: Government & Agency Securities Portfolio immediately before the acquisition were $2,684,924,760. The combined net assets of Cash Account Trust: Government & Agency Securities Portfolio immediately following the acquisition were $3,123,776,205.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") in September 2007. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. The Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on the gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer group compiled by iMoneyNet Inc.), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper and supplemented by the independent fee consultant. The information provided to the Board, which included the effect of contractual expense caps for Service Shares and Capital Assets Funds Shares that expired on August 1, 2007 and voluntary expense caps for Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, showed that the Portfolio's management fee rate was at the 21st percentile of the peer group, and that the Portfolio's total expense ratios (excluding any 12b-1 fees and/or administrative services fees) were at the following percentiles of the peer universe: the 83rd percentile for Capital Assets Funds Shares, the 51st percentile for Davidson Cash Equivalent Shares, the 41st percentile for Davidson Cash Equivalent Plus Shares, the 67th percentile for Premier Money Market Shares, the 45th percentile for Service Shares, the 30th percentile for DWS Government Cash Institutional Shares, the 74th percentile for Government Cash Managed Shares, and the 9th percentile for DWS Government & Agency Money Fund Shares. The Board also considered the Portfolio's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses for Service Shares and Capital Assets Funds Shares until August 1, 2008 and to cap total expenses for DWS Government Cash Institutional Shares, Government Cash Managed Shares and DWS Government & Agency Money Fund Shares until March 19, 2010. The Board also noted that a new management fee schedule for the Portfolio took effect upon the completion of the merger of Investors Cash Trust — Government & Agency Securities Portfolio into the Portfolio on February 16, 2007. The Board considered that the adoption of the new management fee schedule resulted in a slight reduction in the Portfolio's management fee rate. The Board also considered the Advisor's representation that there would be no diminution in services provided in connection with the amendment of the Agreement.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although total expense ratios for certain share classes were above the median of the peer universe, such total expense ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board concluded that the revised management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by the Advisor for administrative services provided to the Portfolio and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DeAM products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement and the adoption of the new management fee schedule upon the completion of the Merger is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio (DWS Government Cash Institutional Shares and Government Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio (DWS Government Cash Institutional Shares and Government Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 28, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	December 28, 2007